February 11, 2019

Registrant: Pioneer Series Trust IV


File No.: 333-126384


Form: N-CEN/A


Original Filing Date: 10/12/18


Amended Filing Date: 2/11/19


Explanation: The Registrant amended the Form N-CEN for the period ended July 31, 2018 to correct the Advisor's CRD number